Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Debt
Summary of future principal payments on outstanding borrowings

Future principal payments on outstanding borrowings as of March 31, 2020 are as follows:

Year Ending December 31,	March 31, 2020
(in thousands)
2020 (remaining nine months)	$—
2021	—
2022	—
2023	—
2024	150,000
Thereafter	—
Total	$150,000

Year Ending December 31,	December 31, 2019
(in thousands)
2020	$—
2021	—
2022	—
2023	—
2024	52,177
Thereafter	—
Total	$52,177